Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Processes and Timing. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”), and the Company does not time the release of MNPI based upon grant dates of equity. Most grants equity awards to our executive officers, including our NEOs, are made annually on March 1, and such awards are recommended by the Compensation Committee at its regularly scheduled first quarter meeting. Equity awards made to executive officers, including each of our NEOs, are approved by the Compensation Committee. For annual equity awards made to other employees, the Compensation Committee approves a budget for equity awards made under the 2021 Plan for the fiscal year, and such awards are issued on the first day of the last month of each quarter based on recommendations from our management team. In the event MNPI becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety. The Company did not grant equity awards to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company current report on Form 8-K that disclosed any MNPI during fiscal 2024.

Award Timing Method	Most grants equity awards to our executive officers, including our NEOs, are made annually on March 1, and such awards are recommended by the Compensation Committee at its regularly scheduled first quarter meeting. Equity awards made to executive officers, including each of our NEOs, are approved by the Compensation Committee. For annual equity awards made to other employees, the Compensation Committee approves a budget for equity awards made under the 2021 Plan for the fiscal year, and such awards are issued on the first day of the last month of each quarter based on recommendations from our management team.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”), and the Company does not time the release of MNPI based upon grant dates of equity.